Principal Accounting Policies (Fair Value Measurements) (Details)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Significant Unobservable Inputs (Level 3) [Member] CNY	Dec. 31, 2013 Significant Unobservable Inputs (Level 3) [Member] CNY	Dec. 31, 2014 Fair Value, Measurements, Recurring [Member] CNY	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] CNY	Dec. 31, 2014 Fair Value, Measurements, Recurring [Member] Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] CNY	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] CNY	Dec. 31, 2014 Fair Value, Measurements, Recurring [Member] Significant Other Observable Inputs (Level 2) [Member] CNY	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Significant Other Observable Inputs (Level 2) [Member] CNY	Dec. 31, 2014 Fair Value, Measurements, Recurring [Member] Significant Unobservable Inputs (Level 3) [Member] CNY	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Significant Unobservable Inputs (Level 3) [Member] CNY
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities - Common stock							0	0	0	0	0	0	0	0
Derivative (liability)/assets- foreign currency forward contracts		0	(2,426,000)				0	(2,426,000)	0	0	0	(2,426,000)	0	0
Impairment losses of other long-term assets	424,000	2,631,000	0	15,041,000
The related fair value					0	0